Significant Accounting Policies - Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled (Detail) - USD ($)		3 Months Ended						11 Months Ended	12 Months Ended
	May 19, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds from IPO								$ 220,500,000	$ 0
Plus:
Accretion of carrying value to redemption value		$ 896,326	$ 1,567,030	$ 1,873,014	$ 762,788	$ 1,408	$ 22,658	19,615,621	2,247,040
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds from IPO								225,000,000	225,000,000
Less:
Proceeds allocated to Public Warrants								(6,768,825)	(6,768,825)
Over-allotment liability								(228,557)	(228,557)
Class A common stock issuance costs								(12,609,646)	(12,609,646)
Redemptions	$ 187,030,705		(187,030,705)
Plus:
Accretion of carrying value to redemption value								19,615,621	2,247,040
Accretion of carrying value to redemption value		896,326,000	1,567,030,000	1,873,014,000					21,862,661,000
Class A common stock subject to possible redemption		$ 44,561,298	$ 43,664,972	$ 229,128,647				$ 225,008,593	$ 227,255,633